Intangible assets—goodwill - Allocation of Goodwill to CGUs (Details) - Goodwill - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,757	$ 1,721
Blended Branches(1)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,096	1,038
Waterworks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	192	183
Rest of USA(1)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 319	$ 306
USA
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate (%)	2.20%	2.20%
Goodwill	$ 1,607	$ 1,527
USA | Post-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)	7.50%	8.10%
USA | Pre-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)	10.30%	10.80%
UK
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate (%)		1.50%
Goodwill	$ 0	$ 55
UK | Post-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)		7.70%
UK | Pre-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)		9.40%
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long term growth rate (%)	2.00%	1.30%
Goodwill	$ 150	$ 139
Canada | Post-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)	8.00%	7.80%
Canada | Pre-tax
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate (%)	10.90%	10.80%